Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair value of derivative instruments
Notional amount	52,632.1	49,996.7
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge (in months)	14
Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	52,549.4	49,908.1
Positive replacement value (PRV)	890.9	925.2
Negative replacement value (NRV)	899.7	933.8
Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	44,521.3	42,366.9
Positive replacement value (PRV)	727.6	728.8
Negative replacement value (NRV)	719.0	720.8
Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,036.9	7,210.5
Positive replacement value (PRV)	4.1	4.5
Negative replacement value (NRV)	3.6	4.2
Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	28,725.8	28,754.5
Positive replacement value (PRV)	656.3	658.0
Negative replacement value (NRV)	647.4	650.0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,250.2	2,902.5
Positive replacement value (PRV)	66.7	65.9
Negative replacement value (NRV)	67.6	66.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	3,128.0	2,537.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1,380.4	962.3
Positive replacement value (PRV)	0.5	0.4
Negative replacement value (NRV)	0.4	0.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,771.5	4,224.0
Positive replacement value (PRV)	64.7	76.1
Negative replacement value (NRV)	82.1	94.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,371.2	2,133.0
Positive replacement value (PRV)	21.5	29.7
Negative replacement value (NRV)	22.0	30.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,332.8	1,230.0
Positive replacement value (PRV)	31.9	34.1
Negative replacement value (NRV)	48.5	51.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,040.7	831.7
Positive replacement value (PRV)	11.2	12.3
Negative replacement value (NRV)	11.5	12.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	22.3	25.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	4.5	3.7
Positive replacement value (PRV)	0.1	0
Negative replacement value (NRV)	0.1	0
Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	57.0	51.1
Positive replacement value (PRV)	2.3	2.3
Negative replacement value (NRV)	2.4	2.4
Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	19.1	16.3
Positive replacement value (PRV)	1.0	1.4
Negative replacement value (NRV)	1.1	1.4
Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	37.6	34.7
Positive replacement value (PRV)	1.3	0.9
Negative replacement value (NRV)	1.3	1.0
Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.3	0.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	918.6	880.8
Positive replacement value (PRV)	36.9	39.4
Negative replacement value (NRV)	40.0	41.8
Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	4.9	4.1
Positive replacement value (PRV)	0.8	0.9
Negative replacement value (NRV)	0.1	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	223.3	211.4
Positive replacement value (PRV)	5.6	5.8
Negative replacement value (NRV)	6.2	5.7
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	239.4	241.5
Positive replacement value (PRV)	13.2	14.5
Negative replacement value (NRV)	13.8	14.9
Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	72.2	57.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	378.8	366.0
Positive replacement value (PRV)	17.3	18.2
Negative replacement value (NRV)	19.9	21.2
Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,952.2	2,042.7
Positive replacement value (PRV)	47.6	63.3
Negative replacement value (NRV)	45.3	60.0
Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	328.8	342.6
Positive replacement value (PRV)	11.8	15.3
Negative replacement value (NRV)	10.9	14.1
Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	3.3	8.7
Positive replacement value (PRV)	0.4	0.9
Negative replacement value (NRV)	0.4	0.8
Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	55.7	63.6
Positive replacement value (PRV)	6.8	8.3
Negative replacement value (NRV)	6.0	7.8
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	29.7	29.9
Positive replacement value (PRV)	1.7	2.2
Negative replacement value (NRV)	1.7	1.7
Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	177.8	177.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	62.3	63.3
Positive replacement value (PRV)	2.9	3.9
Negative replacement value (NRV)	2.8	3.8
Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	82.7	88.6
Positive replacement value (PRV)	3.7	3.9
Negative replacement value (NRV)	1.9	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	61.7	71.2
Positive replacement value (PRV)	3.6	3.8
Negative replacement value (NRV)	1.9	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	61.7	71.2
Positive replacement value (PRV)	3.6	3.8
Negative replacement value (NRV)	1.9	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	21.0	17.4
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	21.0	17.4
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0